Per share amounts (Tables)	12 Months Ended
Dec. 31, 2021
Per share amounts
Schedule of determination of basic and diluted net earnings per share

Basic and diluted net earnings (loss) per share have been determined based on the following:

	Year Ended
	Dec 31, 2021	Dec 31, 2020
Net earnings (loss)	1,148,696	(1,517,427)

Basic weighted average shares outstanding (‘000s)	161,172	157,908
Dilutive impact of equity based compensation (‘000s)	3,593	—
Diluted weighted average shares outstanding (‘000s)	164,765	157,908

Basic earnings per share	7.13	(9.61)
Diluted earnings per share	6.97	(9.61)